Parent Entity Information - Statement of Comprehensive Income (Loss) of Parent Entity (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Parent Entity Information [line Items]
Loss after income tax	$ (39,896,348)	$ (32,210,826)	$ (29,902,624)
Total comprehensive loss	(36,303,846)	(33,133,153)	(30,483,032)
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Loss after income tax	(36,303,847)	(30,284,020)	(29,227,163)
Total comprehensive loss	$ (36,303,847)	$ (30,284,020)	$ (29,227,163)